Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Intangible Assets [Abstract]
Summary of Intangible Assets

	Licenses and other rights	Patents	Software	Total
Cost
Balance at January 1, 2019	$160,782	$6,997	$3,286	$171,065
Additions	—	728	467	1,195
Sold - discontinued operations (note 6)	(2,505)	(842)	(47)	(3,394)
Disposals	—	(524)	(39)	(563)
Effect of foreign exchange differences	(9)	(50)	(19)	(78)
Balance at December 31, 2019	$158,268	$6,309	$3,648	$168,225
Additions	3,796	668	29	4,493
Disposals	—	(179)	(362)	(541)
Effect of foreign exchange differences	—	(15)	(9)	(24)
Balance at December 31, 2020	$162,064	$6,783	$3,306	$172,153

Accumulated amortization
Balance at January 1, 2019	$147,356	$2,838	$1,068	$151,262
Amortization expense	410	403	446	1,259
Disposals	—	(364)	(9)	(373)
Impairments (note 24)	4,528	761	7	5,296
Sold - discontinued operations (note 6)	(2,418)	(570)	(36)	(3,024)
Effect of foreign exchange differences	(6)	(29)	(6)	(41)
Balance at December 31, 2019	$149,870	$3,039	$1,470	$154,379
Amortization expense	178	353	559	1,090
Disposals	—	(23)	(333)	(356)
Impairments (note 24)	480	1,072	15	1,567
Effect of foreign exchange differences	—	(12)	(7)	(19)
Balance at December 31, 2020	$150,528	$4,429	$1,704	$156,661

Carrying amounts
At December 31, 2020	$11,536	$2,354	$1,602	$15,492
At December 31, 2019	8,398	3,270	2,178	13,846